OTHER LONG-TERM DEBT (Schedule of Maturity Operating Leases Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 7,131
2021	6,304
2022	2,064
2023	645
2024	645
Thereafter	1,667
Total	18,456
Less - imputed interest	(628)
Total	$ 17,828